united states
securities and exchange commission
washington, d.c. 20549

form n-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22549

Northern Lights Fund Trust II

(Exact name of registrant as specified in charter)

17645 Wright Street, Suite 200, Omaha, NE 68130

(Address of principal executive offices) (Zip code)

Kevin Wolf, Gemini Fund Services, LLC

80 Arkay Drive, Suite 110, Hauppauge, NY 11788

(Name and address of agent for service)

Registrant's telephone number, including area code: 631-470-2600

Date of fiscal year end: 11/30

Date of reporting period: 2/28/2019

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

Dynamic U.S. Opportunity Fund
PORTFOLIO OF INVESTMENTS (Unaudited)
February 28, 2019
Shares		Fair Value
	EXCHANGE TRADED FUNDS - 99.7%
	EQUITY FUNDS - 99.7%
	SECTOR FUNDS - 99.7%
30,100	Communication Services Select Sector SPDR Fund *	$1,382,192
62,021	Consumer Discretionary Select Sector SPDR Fund *	6,835,334
27,500	Consumer Staples Select Sector SPDR Fund	1,494,350
79,881	Energy Select Sector SPDR Fund	5,212,235
158,229	Financial Select Sector SPDR Fund	4,196,233
37,990	Health Care Select Sector SPDR Fund	3,481,784
21,000	Industrial Select Sector SPDR Fund *	1,603,140
23,483	Invesco S&P SmallCap Consumer Discretionary ETF	1,464,165
134,540	Invesco S&P SmallCap Energy ETF	1,423,433
48,900	Invesco S&P SmallCap Financials ETF	2,681,676
36,900	Invesco S&P SmallCap Information Technology ETF *	3,054,951
24,550	iShares Russell 2000 Value ETF *	3,042,236
39,791	SPDR S&P Regional Banking ETF *	2,252,569
19,800	SPDR S&P Retail ETF *	908,424
181,200	Technology Select Sector SPDR Fund	12,839,832
3,185	Utilities Select Sector SPDR Fund	181,577
	TOTAL EXCHANGE TRADED FUNDS (Cost $50,971,008)	52,054,131

	SHORT-TERM INVESTMENTS - 17.1%
	COLLATERAL FOR SECURITIES LOANED - 16.5%
8,639,853	Morgan Stanley Institutional Liquidity - Treasury Portfolio, to yield 2.28% ^	8,639,853

	MONEY MARKET FUND - 0.6%
293,237	BlackRock Liquidity Funds T-Fund Portfolio, to yield 2.29% ^	293,237
	TOTAL SHORT-TERM INVESTMENTS (Cost $8,933,090)	8,933,090

	TOTAL INVESTMENTS - 116.8% (Cost $59,904,098)	$60,987,221
	LIABILITIES IN EXCESS OF OTHER ASSETS - (16.8)%	(8,769,991)
	NET ASSETS - 100.0%	$52,217,230

ETF - Exchange Traded Fund
^ Money market fund; interest rate reflects seven-day effective yield on February 28, 2019.
* All or a portion of this security is on loan. Total loaned securities have a value of $8,411,342 at February 28, 2019.

Dynamic International Opportunity Fund
PORTFOLIO OF INVESTMENTS (Unaudited)
February 28, 2019
Shares		Fair Value
	EXCHANGE TRADED FUNDS - 98.5%
	EQUITY FUNDS - 98.5%
	INTERNATIONAL FUNDS - 98.5%
6,728	Global X MSCI Argentina ETF *	$189,595
253,343	Global X MSCI Colombia ETF *	2,424,493
290,005	iShares China Large-Cap ETF *	12,652,918
111,448	iShares MSCI Australia ETF *	2,371,613
206,347	iShares MSCI Brazil ETF *	8,872,921
175,903	iShares MSCI Chile ETF	7,936,743
39,638	iShares MSCI France ETF *	1,163,375
187,304	iShares MSCI Hong Kong ETF *	4,843,681
48,568	iShares MSCI India ETF *	1,587,688
338,094	iShares MSCI Indonesia ETF *	8,699,159
156,219	iShares MSCI Italy ETF	4,241,346
59,734	iShares MSCI Mexico ETF *	2,602,013
121,229	iShares MSCI Netherlands ETF *	3,593,228
51,582	iShares MSCI New Zealand ETF	2,550,214
94,317	iShares MSCI Peru ETF *	3,650,068
187,173	iShares MSCI Poland ETF *	4,368,618
42,281	iShares MSCI South Africa ETF *	2,270,067
69,849	iShares MSCI South Korea ETF	4,398,392
35,668	iShares MSCI Spain ETF *	1,037,225
171,038	iShares MSCI Taiwan ETF	5,678,462
71,095	iShares MSCI Thailand ETF *	6,370,823
96,943	iShares MSCI Turkey ETF	2,701,801
119,297	SPDR S&P Emerging Markets SmallCap ETF	5,243,103
214,116	VanEck Vectors Russia ETF	4,372,249
	TOTAL EXCHANGE TRADED FUNDS (Cost $97,212,190)	103,819,795

	SHORT-TERM INVESTMENTS - 39.6%
	COLLATERAL FOR SECURITIES LOANED - 38.0%
40,106,126	Morgan Stanley Institutional Liquidity - Treasury Portfolio, to yield 2.28% ^	40,106,126

	MONEY MARKET FUND - 1.6%
1,718,968	BlackRock Liquidity Funds T-Fund Portfolio, to yield 2.29% ^	1,718,968
	TOTAL SHORT-TERM INVESTMENTS (Cost $41,825,094)	41,825,094

	TOTAL INVESTMENTS - 138.1% (Cost $139,037,284)	$145,644,889
	LIABILITIES IN EXCESS OF OTHER ASSETS - (38.1)%	(40,194,671)
	NET ASSETS - 100.0%	$105,450,218

ETF - Exchange Traded Fund
^ Money market fund; interest rate reflects seven-day effective yield on February 28, 2019.
* All or a portion of this security is on loan. Total loaned securities have a value of $38,382,869 at Fubruary 28, 2019.

Dynamic Funds
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
February 28, 2019

The following is a summary of significant accounting policies followed by the Funds in preparation of their financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates. Each Fund is an investment company and accordingly follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification Topic 946 “Financial Services – Investment Companies” including FASB Accounting Standard Update “ASU” 2013-08.

Securities Valuation - Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the primary exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”). In the absence of a sale such securities shall be valued at the mean between the current bid and ask prices on the day of valuation. Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase, may be valued at amortized cost. Investments in open-end investment companies are valued at net asset value.

Valuation of Fund of Funds - The Funds may invest in portfolios of open-end or closed-end investment companies. Open-end funds are valued at their respective net asset values as reported by such investment companies. Open-ended funds value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value by the methods established by the Boards of the underlying funds. The shares of many closed-end investment companies, after their initial public offering, frequently trade at a price per share, which may be different than the net asset value per share. The difference represents a market premium or market discount of such shares. There can be no assurances that the market discount or market premium on shares of any closed-end investment company purchased by the Funds will not change.

The Funds may hold securities, such as private investments, interests in commodity pools, other non-traded securities or temporarily illiquid securities, for which market quotations are not readily available or are determined to be unreliable. These securities will be valued using the “fair value” procedures approved by the Trust’s Board of Trustees (the “Board”). The Board has delegated execution of these procedures to a fair value team composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) Adviser. The team may also enlist third party consultants such as a valuation specialist at a public accounting firm, valuation consultant or financial officer of a security issuer on an as-needed basis to assist in determining a security-specific fair value. The Board has also engaged a third party valuation firm to attend meetings held by the Trust, review minutes of such meetings and report to the Board on a quarterly basis. The Board reviews and ratifies the execution of this process and the resultant fair value prices at least quarterly to assure the process produces reliable results.

Fair Valuation Process – As noted above, this fair value team is composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) adviser. The applicable investments are valued collectively via inputs from each of these groups. For example, fair value determinations are required for the following securities: (i) securities for which market quotations are insufficient or not readily available on a particular business day (including securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source), (ii) securities for which, in the judgment of the adviser, the prices or values available do not represent the fair value of the instrument. Factors which may cause the adviser to make such a judgment include, but are not limited to, the following: only a bid price or an asked price is available; the spread between bid and asked prices is substantial; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securities markets, such as the suspension or limitation of trading; (iii) securities determined to be illiquid; (iv) securities with respect to which an event that will affect the value thereof has occurred (a “significant event”) since the closing prices were established on the principal exchange on which they are traded, but prior to a Fund’s calculation of its net asset values. Specifically, interests in commodity pools or managed futures pools are valued on a daily basis by reference to the closing market prices of each futures contract or other asset held by a pool, as adjusted for pool expenses. Restricted or illiquid securities, such as private investments or non-traded securities are valued via inputs from the adviser based upon the current bid for the security from two or more independent dealers or other parties reasonably familiar with the facts and circumstances of the security (who should take into consideration all relevant factors as may be appropriate under the circumstances). If the adviser is unable to obtain a current bid from such independent dealers or other independent parties, the fair value team shall determine the fair value of such security using the following factors: (i) the type of security; (ii) the cost at date of purchase; (iii) the size and nature of the Funds’ holdings; (iv) the discount from market value of unrestricted securities of the same class at the time of purchase and subsequent thereto; (v) information as to any transactions or offers with respect to the security; (vi) the nature and duration of restrictions on disposition of the security and the existence of any registration rights; (vii) how the yield of the security compares to similar securities of companies of similar or equal creditworthiness; (viii) the level of recent trades of similar or comparable securities; (ix) the liquidity characteristics of the security; (x) current market conditions; and (xi) the market value of any securities into which the security is convertible or exchangeable.

Exchange Traded Funds – The Funds invest in exchange traded funds (“ETFs”). ETFs are a type of index fund bought and sold on a securities exchange. An ETF trades like common stock and represents a fixed portfolio of securities designed to track the performance and dividend yield of a particular domestic or foreign market index. The risks of owning an ETF generally reflect the risks of owning the underlying securities they are designed to track, although the lack of liquidity on an ETF could result in it being more volatile. Additionally, ETFs have fees and expenses that reduce their value.

Securities Lending - The Funds have entered into a securities lending arrangement with BNP Paribas Inc. (the “Borrower”).  Under the terms of the agreement, the Funds were authorized to loan securities to the Borrower.  In exchange, the Funds received cash collateral in the amount of at least 102% of the value of the securities loaned.  The cash collateral was invested in short-term instruments as noted in the DUOF’s and DIOF’s Portfolio of Investments.  Securities lending income is disclosed in the DUOF’s and DIOF’s Statement of Operations.  Although risk was mitigated by the collateral, the Funds could have experienced a delay in recovering their securities and possible loss of income or value if the Borrower failed to return them.  The agreement provided that the Funds received a guaranteed amount in securities lending revenue annually.

Gain or loss in the fair value of securities loaned that may occur during the term of the loan will be for the account of the DUOF and the DIOF Fund. DUOF and DIOF have the right under the securities lending agreement to recover the securities from the Borrower on demand. If the fair value of the collateral falls below 102% plus accrued interest of the loaned securities, the lender's agent shall request additional collateral from the Borrower to bring the collateralization back to 102%. Under the terms of the securities lending agreement, the DUOF and DIOF are indemnified for such losses by the security lending agreement. Should the borrower of the securities fail financially, the Funds have the right to repurchase the securities using the collateral in the open market.

The Funds may invest the cash collateral received in connection with securities lending transactions. The Funds entered into a security lending agreement during the quarter. As of February 28, 2019 the total loaned securities were $8,411,477 and $38,382,869 for DUOF and DIOF, respectively.

The Fund utilizes various methods to measure the fair value of all of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument in an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following table summarizes the inputs used as of February 28, 2019 for the Fund’s assets and liabilities measured at fair value:

Dynamic U.S. Opportunity Fund

Assets*	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$52,054,131	$-	$-	$52,054,131
Short-Term Investments	8,933,090	-	-	8,933,090
Total	$60,987,221	$-	$-	$60,987,221

Dynamic International Opportunity Fund

Assets*	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$103,819,795	$-	$-	$103,819,795
Short-Term Investments	41,825,094	-	-	41,825,094
Total	$145,644,889	$-	$-	$145,644,889

There were no transfers into or out of Level 1 and Level 2 during the current period presented. It is the Fund’s policy to recognize transfers into or out of Level 1 and Level 2 at the end of the reporting period.
The Fund did not hold any Level 3 securities during the period.
* See Portfolio of Investments for industry classification.

Aggregate Unrealized Appreciation & Depreciation - Tax Basis

Dynamic U.S. Opportunity Fund
Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation/(Depreciation)
$60,409,064	$2,590,003	$(2,011,846)	$578,157

Dynamic International Opportunity Fund
Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation/(Depreciation)
$140,708,858	$7,393,948	$(2,457,917)	$4,936,031

Item 2. Controls and Procedures.

(a)       The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)       There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) (and Item 3 of Form N-Q) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Northern Lights Fund Trust II

By

*/s/ Kevin E. Wolf

Kevin E. Wolf, Principal Executive Officer/President

Date 4/29/2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By

*/s/ Kevin E. Wolf

Kevin E. Wolf, Principal Executive Officer/President

Date 4/29/2019

By

*/s/ Erik Naviloff

Erik Naviloff, Principal Financial Officer/Treasurer

Date 4/29/2019